Expense Example - VIPStockSelectorPortfolio-InvestorPRO - VIPStockSelectorPortfolio-InvestorPRO - VIP Stock Selector Portfolio - VIP Stock Selector Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714